Subsidiaries (Narrative) (Details) $ in Thousands, € in Millions	Dec. 31, 2021	Feb. 28, 2021 EUR (€)	Feb. 28, 2021 USD ($)
Disclosure of subsidiaries [line items]
Percentage of discount rate of intangible assets recoverable	23.00%
Peace Of Meat BV [Member]
Disclosure of subsidiaries [line items]
Total consideration subject to achievement of all milestones		€ 16.3	$ 19,943